Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

July 11, 2018

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	ClearBridge Energy MLP Fund Inc.

Dear Sir or Madam:

On behalf of ClearBridge Energy MLP Fund Inc. (the “Fund”), we hereby submit for filing by direct electronic transmission the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement is being filed to register sales of the Fund’s common stock pursuant to Rule 415 under the 1933 Act.

In accordance with Securities and Exchange Commission Release No. 33-6510 (February 15, 1984) (the “Release”), we respectfully request on behalf of the Fund that the Division of Investment Management (the “Division”) consider this filing appropriate for limited review because, as detailed below, the disclosure in the Registration Statement is substantially similar to disclosure in the post-effective amendment to the Fund’s Registration Statement on Form N-2 (File Nos. 333-178695 and 811-22405) under the 1933 Act and the 1940 Act (the “Prior Registration Statement”) filed for the Fund’s public offering, which the Division has reviewed and which was declared effective on April 2, 2014. The Fund’s investment objective is to provide a high level of total return with an emphasis on cash distributions. The Fund seeks to achieve its objective by investing primarily in master limited partnerships in the energy sector. The Fund’s investment objective, investment strategies, adviser and sub-adviser have not changed since the Prior Registration Statement. The following is provided to assist the Division in its review of the Registration Statement.

Securities and Exchange Commission	July 11, 2018

I.	Material Changes from Recent Filings

All material changes from the Prior Registration Statement relate to the fact that the Fund (i) has been actively operating as a registered investment company since April 2014 and has audited financial statements for the fiscal year ended November 30, 2017 and (ii) has incurred additional leverage through the issuance of preferred stock since April 2014. The following sections of the Registration Statement are substantially similar to their counterparts in the Prior Registration Statement:

“Prospectus Summary”;

“The Fund”;

“Use of Proceeds”;

“The Fund’s Investments”;

“Risks”;

“Management of the Fund”;

“NAV”;

“Certain Provisions in the Articles of Incorporation and By-Laws”;

“Plan of Distribution”;

“Investment Objective”;

“Investment Restrictions”;

“Investment Policies and Techniques”;

“Investment Manager”;

“Portfolio Transactions and Brokerage”;

“Net Asset Value”;

“General Information”;

“Control Persons and Principal Holders of Securities”;

“Additional Information.”

Securities and Exchange Commission	July 11, 2018

II.	Problem Areas Warranting Special Attention

The Fund respectfully submits there are no problem areas warranting special attention.

III.	New Investment Techniques, Products or Methods of Distribution

The Fund respectfully submits there are no new investment techniques, products or methods of distributions with respect to the Fund’s offering, other than as described under “Plan of Distribution” in the Registration Statement.

The Fund would appreciate receiving any comments on the Registration Statement at your earliest convenience, and in any case within thirty days of the date of filing of the Registration Statement.

Any questions or communications concerning the enclosed materials should be directed to Sarah Cogan at (212) 455-3575 or Rafael Vasquez at (212) 455-3566.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	George P. Hoyt

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